Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information
26.	Segment Information

Reportable segments are those that are based on the Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s segments are strategic business units that offer different entertainment services and products. On January 31, 2022, the Group’s former Content business and other related net assets were disposed of by the Group in conjunction with the TelevisaUnivision Transaction. Beginning in the first quarter of 2022, the Group’s operating results of its former Content business and other related net assets through January 31, 2022, were classified as discontinued operations, including the corresponding information for earlier periods (see Notes 3 and 28). Through December 31, 2023, the Group’s reportable segments were as follows:

Cable

The Cable segment includes the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico, as well as the operation of telecommunication facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States (Bestel).

The cable multiple system businesses derive revenues from cable subscribers, principally from basic and premium television services subscription, pay-per-view fees, installation fees, internet services subscription, telephone and mobile services subscription as well as from local and national advertising sales.

The telecommunication facilities business derives revenues from providing data and long-distance services solutions to carriers and other telecommunications service providers through its fiber-optic network.

Sky

The Sky segment includes DTH broadcast satellite pay television services in Mexico, Central America and the Dominican Republic. Sky revenues are primarily derived from program services, installation fees, equipment rental to subscribers, and national advertising sales.

Other Businesses

The Other Businesses segment included the Group’s domestic operations in sports and show business promotion, soccer, publishing and publishing distribution, gaming, and transmission concessions and facilities (see Notes 3 and 29).

The Other Businesses segment included the Group’s feature-film production and distribution business, which was disposed of by the Group in conjunction with the TelevisaUnivision Transaction that was closed on January 31, 2022 (see Notes 3 and 28).

The table below presents information by segment and a reconciliation to consolidated total of continuing operations for the years ended December 31, 2023, 2022 and 2021:

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2023:
Cable	Ps.	48,802,524	Ps.	182,916	Ps.	48,619,608	Ps.	18,727,413
Sky		17,585,216		3,325		17,581,891		5,731,417
Other Businesses		7,870,641		304,210		7,566,431		1,952,388
Segment totals		74,258,381		490,451		73,767,930		26,411,218
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(1,259,949)
Intersegment operations		(490,451)		(490,451)		—		(159,894)
Depreciation and amortization expense		—		—		—		(21,469,152)
Consolidated revenues and operating income before other expense		73,767,930		—		73,767,930		3,522,223	(1)
Other expense, net		—		—		—		(866,819)
Consolidated revenues and operating income	Ps.	73,767,930	Ps.	—	Ps.	73,767,930	Ps.	2,655,404	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2022:
Cable	Ps.	48,411,776	Ps.	151,403	Ps.	48,260,373	Ps.	19,902,785
Sky		20,339,038		3,804		20,335,234		6,416,270
Other Businesses		7,338,790		407,788		6,931,002		1,691,041
Segment totals		76,089,604		562,995		75,526,609		28,010,096
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(1,538,085)
Intersegment operations		(562,995)		(562,995)		—		(120,424)
Depreciation and amortization expense		—		—		—		(21,117,432)
Consolidated revenues and operating income before other expense		75,526,609		—		75,526,609		5,234,155	(1)
Other expense, net		—		—		—		(815,565)
Consolidated revenues and operating income	Ps.	75,526,609	Ps.	—	Ps.	75,526,609	Ps.	4,418,590	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2021:
Cable	Ps.	48,020,929	Ps.	54,919	Ps.	47,966,010	Ps.	20,285,023
Sky		22,026,616		1,858		22,024,758		8,504,169
Other Businesses		4,388,141		463,477		3,924,664		589,745
Segment totals		74,435,686		520,254		73,915,432		29,378,937
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(2,351,342)
Intersegment operations		(520,254)		(520,254)		—		(1,608)
Depreciation and amortization expense		—		—		—		(20,053,302)
Consolidated revenues and operating income before other income		73,915,432		—		73,915,432		6,972,685	(1)
Other income, net		—		—		—		3,716,237
Consolidated revenues and operating income	Ps.	73,915,432	Ps.	—	Ps.	73,915,432	Ps.	10,688,922	(2)

(1)	This amount represents income before other income or expense, net.
(2)	This amount represents consolidated operating income.

Accounting Policies

The accounting policies of the segments are the same as those described in the Group’s summary of material accounting policies (see Note 2). The Group evaluates the performance of its segments and allocates resources to them based on operating income before depreciation and amortization.

Intersegment Revenue

Intersegment revenue consists of revenues derived from each of the segments principal activities as provided to other segments.

The Group accounts for intersegment revenues as if the revenues were from third parties, that is, at current market prices.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s LTRP, as well as other general expenses that, because of their nature and characteristics, are not subject to be allocated within the Group’s business segments.

The table below presents segment information about assets, liabilities, and additions to property, plant and equipment as of and for the years ended December 31, 2023, 2022 and 2021:

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2023:
Continuing operations:
Cable	Ps.	115,906,063	Ps.	19,944,547	Ps.	11,243,950
Sky		22,737,294		7,778,956		2,657,041
Other Businesses		19,638,262		3,547,916		768,182
Corporate asset		—		—		38,843
Total	Ps.	158,281,619	Ps.	31,271,419	Ps.	14,708,016

2022:
Continuing operations:
Cable	Ps.	121,786,224	Ps.	23,278,943	Ps.	13,011,456
Sky		24,590,186		9,570,547		3,891,684
Other Businesses		16,285,203		3,779,852		273,881
Corporate asset		—		—		68,750
Disposed operations		—		—		69,616
Total	Ps.	162,661,613	Ps.	36,629,342	Ps.	17,315,387

2021:
Continuing operations:
Cable	Ps.	119,102,077	Ps.	24,449,798	Ps.	17,339,270
Sky		25,615,006		10,745,984		4,949,039
Content		93,463,141		37,286,277		909,164
Other Businesses		8,744,886		3,203,932		70,374
Total	Ps.	246,925,110	Ps.	75,685,991	Ps.	23,267,847

Segment assets reconcile to total assets as of December 31, 2023 and 2022, as follows:

	2023		2022
Segment assets	Ps.	158,281,619	Ps.	162,661,613
Equity investments attributable to:
Cable		844,728		750,169
Other Businesses		245,411		243,110
Others (1)		2,597,756		3,400,806

Goodwill attributable to:
Cable		13,794,684		13,794,684
Others (1)		110,314		110,314

Corporate assets:
Cash and cash equivalents		23,757,692		41,316,668
Other accounts receivable, net		183,982		1,677,999
Income taxes receivable and other recoverable taxes		5,006,836		5,096,818
Non-current account receivable due from related party		5,089,608		6,633,702
Equity investment in TelevisaUnivision (1)		42,326,344		49,446,349
Property and equipment, net		2,863,187		5,346,106
Investment property, net		2,478,064		2,873,165
Deferred income tax assets		4,115,297		4,321,106
Other corporate assets		974,735		1,434,922
Total assets	Ps.	262,670,257	Ps.	299,107,531

(1)	Includes investments and goodwill that through January 31, 2022 were part of the Group’s former Content business.

Equity method (loss) gain recognized in income for the years ended December 31, 2023, 2022 and 2021 attributable to equity investments in Cable, was Ps.(827), Ps.38,833 and Ps.161,468, respectively.

Equity method (loss) gain recognized in income for the years ended December 31, 2023, 2022 and 2021 attributable to equity investment in TelevisaUnivision, was Ps.(4,095,851), Ps.(7,418,536) and Ps.3,560,248, respectively.

Equity method gain (loss) recognized in income for the years ended December 31, 2023, 2022 and 2021 attributable to other equity investments, was Ps.10,050, Ps.1,454 and Ps.(49,839), respectively.

Segment liabilities reconcile to total liabilities as of December 31, 2023 and 2022, as follows:

	2023		2022
Segment liabilities	Ps.	31,271,419	Ps.	36,629,342
Debt not allocated to segments		85,885,859		101,590,649
Other corporate liabilities		10,840,546		16,757,635
Total liabilities	Ps.	127,997,824	Ps.	154,977,626

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Revenues		Year-End		Equipment
2023:
Mexico	Ps.	72,629,706	Ps.	144,856,678	Ps.	14,565,065
Other countries (1)		1,138,224		13,424,941		142,951
	Ps.	73,767,930	Ps.	158,281,619	Ps.	14,708,016
2022:
Mexico	Ps.	73,845,741	Ps.	149,520,957	Ps.	17,102,445
Other countries (1)		1,680,868		13,140,656		212,942
	Ps.	75,526,609	Ps.	162,661,613	Ps.	17,315,387
2021:
Mexico	Ps.	72,076,755	Ps.	230,559,883	Ps.	22,859,403
Other countries (1)		1,838,677		16,365,227		408,444
	Ps.	73,915,432	Ps.	246,925,110	Ps.	23,267,847

(1)	The United States is the largest country from which revenue is derived.

Revenues are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues of continuing operations for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2023, 2022 and 2021:

	Domestic		Export		Abroad		Total
2023:
Cable:
Broadband Services (a)	Ps.	21,440,699	Ps.	—	Ps.	—	Ps.	21,440,699
Digital TV Service (a)		15,025,051		—		—		15,025,051
Telephony (a)		4,374,783		—		—		4,374,783
Advertising		2,162,410		—		—		2,162,410
Other Services		1,023,029		—		—		1,023,029
Enterprise Operations		4,499,085		—		277,467		4,776,552

Sky:
DTH Broadcast Satellite TV (a)		15,805,918		—		687,994		16,493,912
Advertising		1,039,106		—		—		1,039,106
Pay-Per-View		45,121		—		7,077		52,198

Other Businesses:
Gaming		2,966,724		—		—		2,966,724
Soccer, Sports and Show Business Promotion		2,531,876		165,686		—		2,697,562
Publishing – Magazines and Advertising		256,995		—		—		256,995
Publishing Distribution		263,429		—		—		263,429
Transmission Concessions and Facilities		1,685,931		—		—		1,685,931
Segment totals		73,120,157		165,686		972,538		74,258,381
Intersegment eliminations		(490,451)		—		—		(490,451)
Consolidated total revenues	Ps.	72,629,706	Ps.	165,686	Ps.	972,538	Ps.	73,767,930

	Domestic		Export		Abroad		Total
2022:
Cable:
Digital TV Service (a)	Ps.	16,054,150	Ps.	—	Ps.	—	Ps.	16,054,150
Advertising		2,073,346		—		—		2,073,346
Broadband Services (a)		19,197,699		—		—		19,197,699
Telephony (a)		5,259,768		—		—		5,259,768
Other Services		627,303		—		—		627,303
Enterprise Operations		4,940,564		—		258,946		5,199,510

Sky:
DTH Broadcast Satellite TV (a)		17,970,812		—		1,101,419		19,072,231
Advertising		1,183,495		—		—		1,183,495
Pay-Per-View		71,003		—		12,309		83,312

Other Businesses:
Gaming		2,493,534		—		—		2,493,534
Soccer, Sports and Show Business Promotion		2,189,093		308,194		—		2,497,287
Publishing – Magazines and Advertising		428,575		—		—		428,575
Publishing Distribution		261,077		—		—		261,077
Transmission Concessions and Facilities		1,658,317		—		—		1,658,317
Segment totals		74,408,736		308,194		1,372,674		76,089,604
Intersegment eliminations		(562,995)		—		—		(562,995)
Consolidated total revenues	Ps.	73,845,741	Ps.	308,194	Ps.	1,372,674	Ps.	75,526,609

	Domestic		Export		Abroad		Total
2021:
Cable:
Digital TV Service (a)	Ps.	15,883,520	Ps.	—	Ps.	—	Ps.	15,883,520
Advertising		1,971,853		—		—		1,971,853
Broadband Services (a)		18,648,098		—		—		18,648,098
Telephony (a)		4,977,671		—		—		4,977,671
Other Services		598,890		—		—		598,890
Enterprise Operations		5,699,425		—		241,472		5,940,897

Sky:
DTH Broadcast Satellite TV (a)		19,210,652		—		1,514,377		20,725,029
Advertising		1,233,537		—		—		1,233,537
Pay-Per-View		56,883		—		11,167		68,050

Other Businesses:
Gaming		1,673,911		—		—		1,673,911
Soccer, Sports and Show Business Promotion		1,658,928		71,661		—		1,730,589
Publishing – Magazines and Advertising		484,781		—		—		484,781
Publishing Distribution		286,454		—		—		286,454
Transmission Concessions and Facilities		212,406		—		—		212,406
Segment totals		72,597,009		71,661		1,767,016		74,435,686
Intersegment eliminations		(520,254)		—		—		(520,254)
Consolidated total revenues	Ps.	72,076,755	Ps.	71,661	Ps.	1,767,016	Ps.	73,915,432

(a)	Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.5,880,517, Ps.5,899,902 and Ps.5,678,042, for the years ended December 31, 2023, 2022 and 2021, respectively. DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.5,950,288, Ps.7,783,254 and Ps.9,338,664, for the years ended December 31, 2023, 2022 and 2021, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Revenues from external customers for the years ended December 31, 2023, 2022 and 2021 are presented by sale source, as follows:

	2023		2022		2021
Services	Ps.	60,216,470	Ps.	59,788,397	Ps.	57,331,417
Royalties		558,163		1,187,135		689,870
Goods		994,471		683,740		775,318
Leases (1)		11,998,826		13,867,337		15,118,827
Total	Ps.	73,767,930	Ps.	75,526,609	Ps.	73,915,432

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Cable and Sky segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.